Equity - Significant shareholders (Details)	Dec. 31, 2025
Armistice Capital Master Fund Ltd
Equity
% of voting rights attached to the shares, Direct	1.06%
% of total voting rights	1.06%
BlackRock, Inc.
Equity
% of voting rights attached to the shares, Indirect	3.38%
% of voting rights through financial instruments, Indirect	0.90%
% of total voting rights	4.27%
Deria, S.A.
Equity
% of voting rights attached to the shares, Direct	15.20%
% of total voting rights	15.20%
Flat Footed Llc.
Equity
% of voting rights attached to the shares, Indirect	3.13%
% of total voting rights	3.13%
Mason Capital Master Fund L.P.
Equity
% of voting rights attached to the shares, Indirect	3.17%
% of total voting rights	3.17%
Ponder Trade, S.L.
Equity
% of voting rights attached to the shares, Direct	7.09%
% of total voting rights	7.09%
Scranton Enterprises, B.V.
Equity
% of voting rights attached to the shares, Direct	8.40%
% of total voting rights	8.40%